Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	iShares U.S. ETF Trust
Entity Central Index Key	0001524513
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000113876 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Short Duration Bond Active ETF
Class Name	iShares Short Duration Bond Active ETF
Trading Symbol	NEAR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Short Duration Bond Active ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Short Duration Bond Active ETF	$13	0.25%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[1]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	2.96%	7.04%	3.58%	2.50%
Bloomberg U.S. Universal Index	2.53	8.14	(0.00)	1.87
Bloomberg U.S. 1-3 Year Government/Credit Bond Index	2.96	6.76	1.59	1.80

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Jun. 12, 2025
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 3,228,301,254
Holdings Count | Holding	1,267
Investment Company Portfolio Turnover	121.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,228,301,254
Number of Portfolio Holdings	1,267
Portfolio Turnover Rate	121%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds & Notes	34.4%
U.S. Government & Agency Obligations	32.8%
Asset-Backed Securities	16.3%
Collateralized Mortgage Obligations	16.2%
Foreign Government Obligations	0.2%
Municipal Debt Obligations	0.1%
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	50.1%
Aa	1.2%
A	12.7%
Baa	15.3%
Ba	3.0%
B	2.6%
Caa	0.1%
Not Rated	15.0%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of planned changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
Effective June 12, 2025, BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, was added as a sub-adviser for the Fund. Under the Sub-Advisory Agreement, the Sub-Adviser is primarily responsible for execution of securities transactions outside of the U.S. and Canada, and may from time to time participate in the management of specified assets in the Fund’s portfolio. BFA pays the Sub-Adviser for services it provides to the Fund.

Material Fund Change Adviser [Text Block]
Effective June 12, 2025, BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, was added as a sub-adviser for the Fund. Under the Sub-Advisory Agreement, the Sub-Adviser is primarily responsible for execution of securities transactions outside of the U.S. and Canada, and may from time to time participate in the management of specified assets in the Fund’s portfolio. BFA pays the Sub-Adviser for services it provides to the Fund.

Summary of Change Legend [Text Block]
This is a summary of planned changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Updated Prospectus Phone Number	1-800-iShares (1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000125661 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Ultra Short Duration Bond Active ETF
Class Name	iShares Ultra Short Duration Bond Active ETF
Trading Symbol	ICSH
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Ultra Short Duration Bond Active ETF (the “Fund”) (formerly known as iShares Ultra Short-Term Bond Active ETF) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Ultra Short Duration Bond Active ETF	$4	0.08%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[2]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	2.40%	5.49%	2.96%	2.35%
ICE BofA US Broad Market Index	2.52	7.99	(0.68)	1.56
ICE® BofA® 6-Month US Treasury Bill Index	2.18	5.06	2.65	2.04

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]	On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE® BofA® 6-Month US Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3 pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4 pm. The change of the Index’s standard pricing time from 3 pm to 4 pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 5,993,613,409
Holdings Count | Holding	380
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$5,993,613,409
Number of Portfolio Holdings	380
Portfolio Turnover Rate	20%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds & Notes	36.0%
Commercial Paper	31.9%
Certificates of Deposit	16.2%
Repurchase Agreements	7.0%
Asset-Backed Securities	5.9%
U.S. Government & Agency Obligations	2.9%
Municipal Debt Obligations	0.1%
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	8.4%
Aa	13.9%
A	19.2%
Baa	6.4%
Not Rated	52.1%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000132817 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Interest Rate Hedged Corporate Bond ETF
Class Name	iShares Interest Rate Hedged Corporate Bond ETF
Trading Symbol	LQDH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Interest Rate Hedged Corporate Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Interest Rate Hedged Corporate Bond ETF	$5(a)	0.10%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 5	[3]
Expense Ratio, Percent	0.10%	[3],[4]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	0.94%	3.60%	5.94%	3.47%
Bloomberg U.S. Universal Index	2.53	8.14	(0.00)	1.87
BlackRock Interest Rate Hedged Corporate Bond Index	0.82	3.48	5.84	3.66

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 453,819,591
Holdings Count | Holding	196
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$453,819,591
Number of Portfolio Holdings	196
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	94.5%
Short-term Investments	52.2%
Swaps, net cumulative appreciation	2.6%
Other assets less liabilities	(49.3)%
Credit quality allocation (of the underlying fund)(a)
Credit Rating(b)	Percent of Total Investments(c)
Aaa	2.4%
Aa	7.3%
A	46.3%
Baa	41.3%
Ba	2.3%
Not Rated	0.4%
(a)	The underlying fund is iShares iBoxx $ Investment Grade Corporate Bond ETF.
(b)
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)	Excludes money market funds.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000132818 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Interest Rate Hedged High Yield Bond ETF
Class Name	iShares Interest Rate Hedged High Yield Bond ETF
Trading Symbol	HYGH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Interest Rate Hedged High Yield Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Interest Rate Hedged High Yield Bond ETF	$3(a)	0.05%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 3	[5]
Expense Ratio, Percent	0.05%	[5],[6]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	1.37%	6.47%	7.80%	4.76%
Bloomberg U.S. Universal Index	2.53	8.14	(0.00)	1.87
BlackRock Interest Rate Hedged High Yield Bond Index	1.06	5.90	7.83	4.77

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 395,638,576
Holdings Count | Holding	167
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$395,638,576
Number of Portfolio Holdings	167
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	95.8%
Short-term Investments	48.4%
Swaps, net cumulative depreciation	(0.9)%
Other assets less liabilities	(43.3)%
Credit quality allocation (of the underlying fund)(a)
Credit Rating(b)	Percent of Total Investments(c)
Baa	1.0%
Ba	43.9%
B	39.9%
Caa	12.6%
Ca	0.8%
C	0.1%
Not Rated	1.7%
(a)	The underlying fund is iShares iBoxx $ High Yield Corporate Bond ETF.
(b)
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)	Excludes money market funds.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000137261 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Interest Rate Hedged Long-Term Corporate Bond ETF
Class Name	iShares Interest Rate Hedged Long-Term Corporate Bond ETF
Trading Symbol	IGBH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Interest Rate Hedged Long-Term Corporate Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Interest Rate Hedged Long-Term Corporate Bond ETF	$5(a)	0.10%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 5	[7]
Expense Ratio, Percent	0.10%	[7],[8]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	(0.06)%	2.21%	6.76%	3.63%
ICE BofA US Broad Market Index	2.52	7.99	(0.68)	1.71
BlackRock Interest Rate Hedged Long-Term Corporate Bond Index	(0.09)	2.46	6.89	3.59

Performance Inception Date	Jul. 22, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 96,138,886
Holdings Count | Holding	143
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$96,138,886
Number of Portfolio Holdings	143
Portfolio Turnover Rate	7%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	91.4%
Short-term Investments	50.9%
Swaps, net cumulative appreciation	4.6%
Other assets less liabilities	(46.9)%
Credit quality allocation (of the underlying fund)(a)
Credit Rating(b)	Percent of Total Investments(c)
Aaa	3.0%
Aa	11.2%
A	41.7%
Baa	41.2%
Ba	1.4%
Not Rated	1.5%
(a)	The underlying fund is iShares 10+ Year Investment Grade Corporate Bond ETF.
(b)
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)	Excludes money market funds.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000139416 [Member]
Shareholder Report [Line Items]
Fund Name	iShares GSCI Commodity Dynamic Roll Strategy ETF
Class Name	iShares GSCI Commodity Dynamic Roll Strategy ETF
Trading Symbol	COMT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares GSCI Commodity Dynamic Roll Strategy ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares GSCI Commodity Dynamic Roll Strategy ETF	$23	0.47%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.47%	[9]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(2.12)%	(7.05)%	13.30%	2.05%
S&P Total Market Index	(2.27)	11.25	15.02	11.59
S&P GSCI Dynamic Roll (USD) Total Return Index	(1.96)	(6.76)	13.77	0.53

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 623,471,739
Holdings Count | Holding	117
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$623,471,739
Number of Portfolio Holdings	117
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Commercial Paper	47.6%
Certificates of Deposit	24.2%
U.S. Treasury Obligations	11.3%
Money Market Funds	11.2%
Futures	0.4%
Cash	8.2%
Other assets, less liabilities	(2.9)%
Commodity linked futures
Sector Exposure	Percent of Notional Amount
Energy Futures	32.8%
Industrial Metals Futures	28.5%
Agriculture Futures	17.8%
Livestock Futures	11.4%
Gold Futures	8.7%
Precious Metals Futures	0.7%

C000189608 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Inflation Hedged Corporate Bond ETF
Class Name	iShares Inflation Hedged Corporate Bond ETF
Trading Symbol	LQDI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Inflation Hedged Corporate Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Inflation Hedged Corporate Bond ETF	$2(a)	0.05%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 2	[10]
Expense Ratio, Percent	0.05%	[10],[11]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	1.24%	6.38%	4.01%	3.95%
Bloomberg U.S. Universal Index	2.53	8.14	(0.00)	2.06
BlackRock Inflation Hedged Corporate Bond Index	1.01	5.86	4.83	4.81

Performance Inception Date	May 08, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 90,471,895
Holdings Count | Holding	135
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$90,471,895
Number of Portfolio Holdings	135
Portfolio Turnover Rate	3%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	94.2%
Short-term Investments	47.3%
Swaps, net cumulative appreciation	2.5%
Other assets less liabilities	(44.0)%
Credit quality allocation (of the underlying fund)(a)
Credit Rating(b)	Percent of Total Investments(c)
Aaa	2.4%
Aa	7.3%
A	46.3%
Baa	41.3%
Ba	2.3%
Not Rated	0.4%
(a)	The underlying fund is iShares iBoxx $ Investment Grade Corporate Bond ETF.
(b)
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)	Excludes money market funds.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000198581 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Bloomberg Roll Select Commodity Strategy ETF
Class Name	iShares Bloomberg Roll Select Commodity Strategy ETF
Trading Symbol	CMDY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Bloomberg Roll Select Commodity Strategy ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Bloomberg Roll Select Commodity Strategy ETF	$14	0.27%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%	[12]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	4.45%	4.14%	12.35%	4.44%
MSCI All Country World Index	0.88	11.84	13.07	9.31
Bloomberg Roll Select Commodity Total Return Index	4.69	4.61	13.20	5.03

Performance Inception Date	Apr. 03, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 280,574,642
Holdings Count | Holding	58
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$280,574,642
Number of Portfolio Holdings	58
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Commercial Paper	47.8%
U.S. Treasury Obligations	39.4%
Money Market Funds	7.9%
Certificates of Deposit	2.9%
Cash	3.4%
Futures	(3.8)%
Other assets, less liabilities	2.4%
Commodity exposure
Sector Exposure(a)	Percent of Exposure
Agriculture Futures	31.0%
Energy Futures	26.6%
Precious Metals Futures	21.9%
Industrial Metals Futures	14.7%
Livestock Futures	5.8%
(a)	Represents the sector allocation of the Bloomberg Roll Select Commodity Total Return Index.

C000209927 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Commodity Curve Carry Strategy ETF
Class Name	iShares Commodity Curve Carry Strategy ETF
Trading Symbol	CCRV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Commodity Curve Carry Strategy ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Commodity Curve Carry Strategy ETF	$18	0.38%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.38%	[13]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	(5.46)%	(9.73)%	13.03%
ICE BofA US Broad Market Index	2.52	7.99	(1.17)
ICE BofA Commodity Enhanced Carry Total Return Index	(5.26)	(9.37)	13.72

Performance Inception Date	Sep. 01, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 37,598,950
Holdings Count | Holding	88
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$37,598,950
Number of Portfolio Holdings	88
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Commercial Paper	51.3%
Money Market Funds	25.3%
Certificates of Deposit	18.0%
U.S. Treasury Obligations	8.6%
Cash	0.0%
Total Return Commodity Index Swaps	(5.1)%
Other assets, less liabilities	1.9%
Ten largest holdings
Security(a)	Percent of Net Assets
U.S. Treasury Bill, 4.14%, 10/02/25	3.9%
U.S. Treasury Bill, 4.31%, 06/10/25	2.0%
American Honda Finance Corp., 4.62%, 05/22/25	1.6%
National Bank of Canada, 4.39%, 06/12/25	1.5%
Philip Morris International Inc., 4.35%, 05/07/25	1.3%
Ionic Funding LLC, 4.41%, 05/09/25	1.3%
Hyundai Capital America, 4.65%, 05/14/25	1.3%
Mainbeach Funding LLC, 4.41%, 05/27/25	1.3%
Komatsu Finance America Inc., 4.35%, 06/02/25	1.3%
U.S. Treasury Bill, 5.08%, 06/12/25	1.3%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
U.S. Treasury Bill, 4.14%, 10/02/25	3.9%
U.S. Treasury Bill, 4.31%, 06/10/25	2.0%
American Honda Finance Corp., 4.62%, 05/22/25	1.6%
National Bank of Canada, 4.39%, 06/12/25	1.5%
Philip Morris International Inc., 4.35%, 05/07/25	1.3%
Ionic Funding LLC, 4.41%, 05/09/25	1.3%
Hyundai Capital America, 4.65%, 05/14/25	1.3%
Mainbeach Funding LLC, 4.41%, 05/27/25	1.3%
Komatsu Finance America Inc., 4.35%, 06/02/25	1.3%
U.S. Treasury Bill, 5.08%, 06/12/25	1.3%
(a)	Excludes money market funds.

C000236573 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Inflation Hedged High Yield Bond ETF
Class Name	iShares Inflation Hedged High Yield Bond ETF
Trading Symbol	HYGI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Inflation Hedged High Yield Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Inflation Hedged High Yield Bond ETF	$3(a)	0.05%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 3	[14]
Expense Ratio, Percent	0.05%	[14],[15]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	3.25%	9.69%	8.67%
Bloomberg U.S. Universal Index	2.53	8.14	3.29
BlackRock Inflation Hedged High Yield Bond Index	2.86	9.01	8.13

Performance Inception Date	Jun. 22, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 5,341,279
Holdings Count | Holding	55
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$5,341,279
Number of Portfolio Holdings	55
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	94.4%
Short-term Investments	49.3%
Swaps, net cumulative appreciation	0.7%
Other assets less liabilities	(44.4)%
Credit quality allocation (of the underlying fund)(a)
Credit Rating(b)	Percent of Total Investments(c)
Baa	1.0%
Ba	43.9%
B	39.9%
Caa	12.6%
Ca	0.8%
C	0.1%
Not Rated	1.7%
(a)	The underlying fund is iShares iBoxx $ High Yield Corporate Bond ETF.
(b)
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)	Excludes money market funds.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000236574 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Inflation Hedged U.S. Aggregate Bond ETF
Class Name	iShares Inflation Hedged U.S. Aggregate Bond ETF
Trading Symbol	AGIH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Inflation Hedged U.S. Aggregate Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Inflation Hedged U.S. Aggregate Bond ETF	$5(a)	0.10%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 5	[16]
Expense Ratio, Percent	0.10%	[16],[17]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	2.75%	7.17%	2.72%
Bloomberg U.S. Universal Index	2.53	8.14	3.29
BlackRock Inflation Hedged U.S. Aggregate Bond Index	2.73	7.06	2.71

Performance Inception Date	Jun. 22, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 2,483,647
Holdings Count | Holding	57
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,483,647
Number of Portfolio Holdings	57
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Asset Type	Percent of Net Assets
Investment Companies	94.7%
Short-term Investments	48.2%
Swaps, net cumulative appreciation	0.9%
Other assets less liabilities	(43.8)%
Credit quality allocation (of the underlying fund)(a)
Credit Rating(b)	Percent of Total Investments(c)
Aaa	73.4%
Aa	2.7%
A	11.3%
Baa	11.3%
Ba	0.5%
Not Rated	0.8%
(a)	The underlying fund is iShares Core U.S. Aggregate Bond ETF.
(b)
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)	Excludes money market funds.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000236575 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Interest Rate Hedged U.S. Aggregate Bond ETF
Class Name	iShares Interest Rate Hedged U.S. Aggregate Bond ETF
Trading Symbol	AGRH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Interest Rate Hedged U.S. Aggregate Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Interest Rate Hedged U.S. Aggregate Bond ETF	$5(a)	0.10%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 5	[18]
Expense Ratio, Percent	0.10%	[18],[19]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	1.85%	4.50%	5.19%
Bloomberg U.S. Universal Index	2.53	8.14	3.29
BlackRock Interest Rate Hedged U.S. Aggregate Bond Index	1.87	4.49	5.07

Performance Inception Date	Jun. 22, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 7,738,849
Holdings Count | Holding	99
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$7,738,849
Number of Portfolio Holdings	99
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	95.7%
Short-term Investments	39.0%
Swaps, net cumulative appreciation	0.4%
Other assets less liabilities	(35.1)%
Credit quality allocation (of the underlying fund)(a)
Credit Rating(b)	Percent of Total Investments(c)
Aaa	73.4%
Aa	2.7%
A	11.3%
Baa	11.3%
Ba	0.5%
Not Rated	0.8%
(a)	The underlying fund is iShares Core U.S. Aggregate Bond ETF.
(b)
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)	Excludes money market funds.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000242839 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Transition-Enabling Metals ETF
Class Name	iShares Transition-Enabling Metals ETF
Trading Symbol	TMET
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Transition-Enabling Metals ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Transition-Enabling Metals ETF	$23	0.46%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%	[20]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	(1.68)%	0.72%	10.30%
ICE BofA US Broad Market Index	2.52	7.99	7.01
ICE Clean Energy Transition Metals Index	(1.36)	1.26	11.01

Performance Inception Date	Sep. 26, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 8,976,782
Holdings Count | Holding	35
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$8,976,782
Number of Portfolio Holdings	35
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Commercial Paper	44.1%
Certificates of Deposit	25.0%
Money Market Funds	18.3%
U.S. Treasury Obligations	5.5%
Cash	12.3%
Futures	(1.5)%
Other assets, less liabilities	(3.7)%
Commodity linked futures
Sector Exposure	Percent of Notional Amount
Industrial Metals Futures	70.4%
Precious Metals Futures	29.9%

[1]	Annualized.
[2]	Annualized.
[3]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[4]	Annualized.
[5]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[6]	Annualized.
[7]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[8]	Annualized.
[9]	Annualized.
[10]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[11]	Annualized.
[12]	Annualized.
[13]	Annualized.
[14]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[15]	Annualized.
[16]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[17]	Annualized.
[18]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[19]	Annualized.
[20]	Annualized.